Restatement (Details Textual) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended				9 Months Ended	12 Months Ended							12 Months Ended					3 Months Ended	9 Months Ended				3 Months Ended	9 Months Ended					1 Months Ended	3 Months Ended						12 Months Ended					0 Months Ended	3 Months Ended		1 Months Ended			3 Months Ended
	Aug. 06, 2010	Aug. 31, 2010	Jan. 31, 2010	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 22, 2013	Jan. 31, 2013	Sep. 13, 2012	Sep. 30, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Uta Capital Agreement [Member]	Sep. 30, 2012 Loan and Security Agreement [Member]	Sep. 17, 2012 Loan and Security Agreement [Member]	Sep. 30, 2012 As Previously Reported [Member]	Sep. 30, 2012 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Mar. 31, 2012 As Previously Reported [Member]	Dec. 31, 2011 As Previously Reported [Member]	Sep. 30, 2012 Restatement Adjustment [Member]	Sep. 30, 2012 Restatement Adjustment [Member]	Jun. 30, 2012 Restatement Adjustment [Member]	Mar. 31, 2012 Restatement Adjustment [Member]	Dec. 31, 2011 Restatement Adjustment [Member]	Dec. 31, 2011 Restatement Adjustment [Member] Uta Capital Agreement [Member]	Sep. 30, 2012 Subsidiary [Member]	Sep. 30, 2012 Subsidiary [Member]	Sep. 13, 2012 Subsidiary [Member]	Dec. 31, 2012 TNS [Member]	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 31, 2011 ERFS [Member]	Dec. 31, 2012 Tropical [Member]	Dec. 31, 2012 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]	Aug. 06, 2010 UTA Capital LLC [Member]	Mar. 31, 2012 UTA Capital LLC [Member]	Sep. 17, 2012 UTA Capital LLC [Member]	Feb. 14, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2010 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2011 UTA Capital LLC [Member] Restatement Adjustment [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member] As Previously Reported [Member]	Sep. 30, 2012 Series A Preferred Stock [Member] Restatement Adjustment [Member]	Mar. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member]	Jan. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] As Previously Reported [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] As Previously Reported [Member]	Mar. 31, 2012 Series D Preferred Stock [Member] As Previously Reported [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] As Previously Reported [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] Restatement Adjustment [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] Restatement Adjustment [Member]	Mar. 31, 2012 Series D Preferred Stock [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Restatement Adjustment [Member]
Restatement (Textual)
Preferred stock, shares issued																																																			0	2,000,000	2,000,000								200
Deferred loan costs				$ 308,047	$ 293,635			$ 293,635	$ 298,517												$ 1,823,465	$ 1,823,465	$ 30,229	$ 54,420	$ 53,848	$ (1,529,830)	$ (1,529,830)	$ (30,229)	$ (54,420)	$ (53,848)
Preferred stock									200	200																																								200					200								566	566	566	566,000	(566)	(566)	(566)	(566,000)
Consideration provided to lenders as deferred loan costs										53,848
Useful life of intangible assets																2 years	10 years
Total temporary equity				16,319,044	11,208,969	2,082,622	1,724,711	11,208,969	16,584,704	620,872											6,734,063	6,734,063	326,750	318,389	15,000	4,474,906	4,474,906	1,755,872	1,405,872	605,872																								200,000	(200,000)	40,212	605,872	1,491,690	605,872	605,872		605,872					1,491,690	605,872	605,872	605,872
Preferred stock, redemption amount																																																										605,872	605,872	605,872
Change in preferred stock value																																																		199,800
Notes payable																																																775,000
Extended original maturity date of the note																																															August 6, 2011 to September 30, 2011
Number of shares granted or issued																																															10,257
Number of shares granted or issued, Value																																															153,850
Additional shares granted to satisfy a certain covenant																																															4,000
Percentage of outstanding shares of common stock sold																																		60.00%
Promissory notes issued in consideration of shares by former president					125,000			125,000																										125,000
Gain on deconsolidation																																		880,000																				528,000
Loss due to write off receivable					880,393																												880,393
Remaining investment in Digital at disposition					83,333			83,333																										83,333
Contribution to additional paid in capital on disposition					1,586,919			1,586,919																										1,586,919
Gain (loss) from deconsolidation of Digital					582,036			582,036	453,514												(880,393)	(880,393)				1,462,429	1,462,429					582,036
Impairment of promissory note					0
Amount of term loan																			13,000,000
Maximum Percentage of common stock issued to lender warrants																			10.00%
Write off of investment of company in Digital and former president					125,000																											125,000
Overstatement amount of additional paid in capital																																1,586,919
Changes in outstanding debt in agreement amendment																		Greater than 10% of the Outstanding debt.
Amount of debt discount																															504,648																		509,849
Amount of debt discount on unamortized deferred loan																															153,850																		153,850
Unamortized deferred loan costs																															53,848
Goodwill and Intangible assets, net					18,745,436			18,745,436													15,731,611	15,731,611				3,013,825	3,013,825								505,631		2,200,791				458,331	51,050
Contingent consideration to be paid																																			259,550		2,123,210				15,320	127,385
Interest expense																																													214,431
Derivative value of warrants recorded as derivative liability																				360,738
Recomputed amount of derivative liability																				193,944
Interest costs capitalized							13,462
Fair value of common stock shares to one of officer			2,400,000		200,000	200,000	150,000	550,000		800,000	800,000
Issued common stock shares to one of officer			4,000,000							2,000,000
Compensation expense previously recognized over the related employment contract			2,400,000
Related employment contract service period			3 years
Salaries and wages understated					352,344						1,600,000
Salaries and wages overstated					200,000	200,000	150,000			800,000
Warrants issued to purchase common stock	167,619	167,619																																										167,619
Number of shares issuable	167,619											749,542																																		208,759
Exercise price of warrants	18.75	18.75		18.75					1.25		18.75																									12.50							37.50
Notes payable overstated		381,145								228,465	381,145
Additional paid in capital understated		381,145			381,145	381,145	381,145			381,145	381,145
Interest expense understated										162,810	158,810
Overstatement of interest expense due to amortization of debt of discount									261,876	40,000
Net decrease of its additional paid-in capital										301,876
Understated derivative liability						37,414	37,414			37,414
Series D preferred stock issued in consideration for officer compensation					352,344					200,000
Series D preferred stock issued in consideration for officer compensation, Shares					400
Amortization expenses of intangible assets				159,832	39,314	15,922	15,922		235,091	0																													597,375	597,375
Increased acquisition note payable									141,607
Decreased Impairment of Goodwill									437,000
Increased Additional Paid in Capital									69,226
Increased Carrying Value of Goodwill and Other Intangible Assets									509,381
Original principal amount of debt instrument				210,000									27,500	125,000	180,000																							2,378,668
Stock compensation expense				$ 157,100						$ 200,000